Fair Value Measurement- Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transferred	$ 0	$ 318		$ 211
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain, net of hedges was realized for FVO assets and FVO liabilities	3	7	$ 9
FVO liabilities gain (loss)	14	(12)	$ (4)
Level 3 of fair value hierarchy [member] | Cumulative translation adjustment [member]
Disclosure of detailed information about financial instruments [line items]
Accumulated FVO liabilities loss	4
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transferred	$ 431	$ 359		$ 497